Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)
Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 97.9%
	AEROSPACE & DEFENSE ― 2.9%
$248,750	Amentum Holdings, LLC (1 Month USD LIBOR + 3.500%)	3.647	2/1/2027	$248,750
300,000	Mileage Plus Holdings, LLC (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/21/2027	313,070
250,000	PAE Holding Corp. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	5.250	10/19/2027	251,329
496,241	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.397	8/22/2024	487,814
496,241	TransDigm, Inc. (1 Month USD LIBOR + 2.250%)	2.397	5/30/2025	487,532
248,724	Vertex Aerospace Services Corp. (1 Month USD LIBOR + 4.500%)	4.647	6/30/2025	248,414
				2,036,909
	AUTO COMPONENTS ― 2.4%
495,000	Belron Finance US, LLC (3 Month USD LIBOR + 2.500%)	2.464	10/30/2026	495,619
969,643	Clarios Global, LP (1 Month USD LIBOR + 3.500%)	3.647	4/30/2026	968,228
230,000	PAI HoldCo, Inc. (6 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/26/2027	230,575
				1,694,422
	AUTOMOBILES ― 0.7%
493,750	KAR Auction Services, Inc. (1 Month USD LIBOR + 2.250%)	2.438	9/21/2026	486,961

	BUILDING PRODUCTS ― 0.9%
158,214	Advanced Drainage Systems, Inc. (1 Month USD LIBOR + 2.250%)	2.438	7/31/2026	158,478
493,750	American Builders & Contractors Supply Co., Inc. (1 Month USD LIBOR + 2.000%)	2.147	1/15/2027	489,825
				648,303
	BUSINESS EQUIPMENT & SERVICES ― 0.9%
248,750	Nielsen Finance, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	6/4/2025	251,030
357,018	ServiceMaster Co., LLC/The (1 Month USD LIBOR + 1.750%)	1.938	11/5/2026	356,609
				607,639
	COMMERCIAL SERVICES & SUPPLIES ― 2.0%
171,766	Garda World Security Corp. (3 Month USD LIBOR + 4.750%)	4.990	10/30/2026	172,239
199,843	Prime Security Services Borrower, LLC (1 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	9/23/2026	201,373
128,286	Prime Security Services Borrower, LLC (6 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	9/23/2026	129,268
128,286	Prime Security Services Borrower, LLC (9 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	9/23/2026	129,267
256,571	Prime Security Services Borrower, LLC (12 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	9/23/2026	258,535
492,500	Trugreen, Ltd. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	11/2/2027	495,578
				1,386,260
	CONSTRUCTION & ENGINEERING ― 0.1%
19,236	McDermott International, Inc. (1 Month USD LIBOR + 3.000%)	3.147	6/30/2024	15,870
121,281	McDermott International, Inc. (1 Month USD LIBOR + 1.000%)	1.147	6/30/2025	81,561
				97,431
	CONSTRUCTION MATERIALS ― 2.0%
424,434	CPG International, Inc. (12 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	5/3/2024	425,230
476,060	Henry Company, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/5/2023	477,240
493,750	Tamko Building Products, LLC (1 Month USD LIBOR + 3.250%)	3.397	5/29/2026	493,133
				1,395,603
	CONTAINERS & PACKAGING ― 1.6%
97,966	Graham Packaging Company, Inc (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	8/4/2027	98,438
455,846	Reynolds Consumer Products, LLC (1 Month USD LIBOR + 1.750%)	1.897	2/4/2027	453,724
279,014	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	2.897	2/6/2023	278,316
200,000	Tank Holding Corp. (1 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	3/26/2026	200,375
100,000	Tosca Services, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	8/18/2027	100,709
				1,131,562

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	DISTRIBUTORS ― 0.7%
$491,250	FleetPride, Inc. (1 Month USD LIBOR + 4.500%)	4.647	2/4/2026	$490,022

	DIVERSIFIED CONSUMER SERVICES ― 1.7%
250,000	American Residential Services, LLC (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	10/15/2027	250,313
198,500	Buzz Merger Sub Ltd. (1 Month USD LIBOR + 2.750%)	2.897	1/29/2027	197,756
752,223	Spin Holdco, Inc. (3 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	11/14/2022	749,522
				1,197,591
	DIVERSIFIED FINANCIAL SERVICES ― 4.4%
2,390	AqGen Ascensus, Inc. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	12/3/2026	2,401
535,841	First Eagle Holdings, Inc. (3 Month USD LIBOR + 2.500%)	2.754	2/1/2027	531,487
970,069	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000	7/1/2024	966,674
307,925	Orion Advisor Solutions, Inc. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	9/24/2027	309,580
250,000	Russell Investments US Institutional Holdco, Inc. (3 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000	5/30/2025	249,714
90,886	SS&C European Holdings SARL (1 Month USD LIBOR + 1.750%)	1.897	4/16/2025	89,949
117,458	SS&C Technologies, Inc. (1 Month USD LIBOR + 1.750%)	1.897	4/16/2025	116,246
795,515	VFH Parent, LLC (1 Month USD LIBOR + 3.000%)	3.153	3/2/2026	795,762
				3,061,813
	DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.3%
493,750	CommScope, Inc. (1 Month USD LIBOR + 3.250%)	3.397	4/6/2026	491,538
495,009	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	2.659	4/15/2027	491,916
498,728	Global Tel*Link Corp. (1 Month USD LIBOR + 4.250%)	4.397	11/28/2025	464,039
248,125	Iridium Satellite, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	11/4/2026	249,711
98,273	Securus Technologies Holdings, LLC (6 Month USD LIBOR + 4.500%, 1.00% Floor)	5.500	11/1/2024	92,500
487,469	Syniverse Holdings, Inc. (6 Month USD LIBOR + 5.000%, 1.00% Floor)	6.000	3/9/2023	443,833
500,000	Virgin Media Bristol, LLC (1 Month USD LIBOR + 2.500%)	2.659	1/31/2028	496,160
243,750	West Corp. (3 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	10/10/2024	235,636
96,202	West Corp. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/10/2024	93,510
388,798	West Corp. (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/10/2024	377,917
478,909	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%, 1.00% Floor)	4.250	8/18/2023	478,543
500,000	Ziggo Financing Partnership (1 Month USD LIBOR + 2.500%)	2.659	4/28/2028	497,813
				4,413,116
	ELECTRIC UTILITIES ― 1.0%
735,000	Brookfield WEC Holdings, Inc. (1 Month USD LIBOR + 3.000%, 0.75% Floor)	3.750	8/1/2025	734,214

	ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.2%
449,730	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	2.647	7/2/2025	441,051
618,685	Ultra Clean Holdings, Inc. (1 Month USD LIBOR + 4.500%)	4.647	8/27/2025	616,364
497,494	Vertiv Group Corp. (1 Month USD LIBOR + 3.000%)	3.153	3/2/2027	495,280
				1,552,695
	ENERGY EQUIPMENT & SERVICES ― 0.3%
233,974	Yak Access, LLC (3 Month USD LIBOR + 5.000%)	5.254	7/11/2025	207,652

	FINANCIAL INTERMEDIARIES ― 0.7%
497,487	Hudson River Trading LLC (1 Month USD LIBOR + 3.000%)	3.147	2/18/2027	499,249

	FOOD PRODUCTS ― 1.5%
250,000	Arterra Wines Canada, Inc. (3 Month USD LIBOR + 3.500%, 0.75% Floor)	4.250	11/19/2027	251,641
597,000	Froneri US, Inc. (1 Month USD LIBOR + 2.250%)	2.397	1/29/2027	592,224
246,835	Houston Foods, Inc. (1 Month USD LIBOR + 3.750%)	3.897	7/21/2025	242,824
				1,086,689

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	HEALTH CARE EQUIPMENT & SUPPLIES ― 5.1%
$694,750	Aldevron, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	10/13/2026	$698,223
380,894	Bausch Health Companies, Inc. (1 Month USD LIBOR + 3.000%)	3.148	6/2/2025	380,003
562,500	Bausch Health Companies, Inc. (1 Month USD LIBOR + 2.750%)	2.898	11/27/2025	558,180
495,000	National Seating & Mobility, Inc. (1 Month USD LIBOR + 5.250%)	5.397	11/16/2026	490,050
985,050	Phoenix Guarantor, Inc. (1 Month USD LIBOR + 3.250%)	3.402	3/5/2026	981,153
481,884	YI, LLC (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	11/7/2024	455,381
				3,562,990
	HEALTH CARE PROVIDERS & SERVICES ― 5.7%
734,353	Bracket Intermediate Holding Corp. (3 Month USD LIBOR + 4.250%)	4.484	9/5/2025	727,009
746,873	Da Vinci Purchaser Corp. (6 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	1/8/2027	749,831
402,365	Eyecare Partners, LLC (1 Month USD LIBOR + 3.750%)	3.897	2/18/2027	393,213
94,595	Eyecare Partners, LLC (1 Month USD LIBOR + 3.750%)(3)	3.897	2/18/2027	92,443
402,578	National Mentor Holdings, Inc. (1 Month USD LIBOR + 4.250%)	4.400	3/9/2026	402,747
167,007	National Mentor Holdings, Inc. (3 Month USD LIBOR + 4.250%)	4.510	3/9/2026	167,077
26,066	National Mentor Holdings, Inc. (1 Month USD LIBOR + 4.250%)	4.400	3/9/2026	26,077
250,000	Pluto Acquisition I, Inc. (1 Month USD LIBOR + 5.000%, 0.50% Floor)	5.500	6/22/2026	250,938
515,102	Radiology Partners, Inc. (1 Month USD LIBOR + 4.250%)	5.295	7/9/2025	507,805
441,648	Radiology Partners, Inc. (3 Month USD LIBOR + 4.250%)	5.295	7/9/2025	435,392
248,125	Upstream Newco, Inc. (1 Month USD LIBOR + 4.500%)	4.647	11/20/2026	247,970
				4,000,502
	HEALTH CARE TECHNOLOGY ― 2.1%
496,250	Navicure, Inc. (1 Month USD LIBOR + 4.000%)	4.147	10/22/2026	496,252
977,495	Verscend Holding Corp. (1 Month USD LIBOR + 4.500%)	4.647	8/27/2025	978,962
				1,475,214
	HOTELS RESTAURANTS & LEISURE ― 3.3%
493,750	Aimbridge Acquisition Co, Inc. (1 Month USD LIBOR + 3.750%)	3.895	2/2/2026	468,756
491,250	AMC Entertainment, Inc. (3 Month USD LIBOR + 3.000%)	3.225	4/22/2026	319,067
348,250	Aristocrat International PTY Ltd. (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/21/2024	350,319
498,750	Caesars Resort Collection, LLC (1 Month USD LIBOR +4.500%)	4.647	7/21/2025	500,386
689,367	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	2.897	8/14/2024	675,149
				2,313,677
	INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS ― 5.3%
200,000	Array Technologies, Inc. (1 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	10/14/2027	196,750
490,933	Calpine Corp. (1 Month USD LIBOR + 2.500%)	2.650	12/16/2027	488,355
975,861	Eastern Power, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	10/2/2025	922,258
903,727	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	842,287
50,972	Lightstone Holdco, LLC (3 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	1/30/2024	47,506
413,592	Southeast PowerGen, LLC (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	12/2/2021	386,295
855,000	Talen Energy Supply, LLC (1 Month USD LIBOR + 3.750%)	3.897	7/8/2026	842,884
				3,726,335
	INDUSTRIAL CONGLOMERATES ― 1.4%
973,653	CD&R Hydra Buyer, Inc. (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	12/11/2024	934,911
78,633	NN, Inc. (1 Month USD LIBOR + 5.750%)	5.897	10/19/2022	78,436
				1,013,347
	INSURANCE ― 2.6%
489,997	Alera Group Intermediate Holdings, Inc. (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.500	8/1/2025	486,322
100,000	Asurion, LLC (1 Month USD LIBOR + 3.250%)	3.397	12/23/2026	99,125
249,375	Baldwin Risk Partners, LLC (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	10/8/2027	249,687
496,250	Broadstreet Partners, Inc. (1 Month USD LIBOR + 3.250%)	3.397	1/27/2027	488,806
78,125	OneDigital Borrower, LLC (1 Month USD LIBOR + 4.500%, 0.75% Floor)(3)	5.250	11/16/2027	78,418
421,875	OneDigital Borrower, LLC (3 Month USD LIBOR + 4.500%, 0.75% Floor)	5.250	11/16/2027	423,457
				1,825,815

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	INTERNET SOFTWARE & SERVICES ― 1.6%
$200,000	Arches Buyer, Inc. (1 Month USD LIBOR + 4.000%, 0.50% Floor)	4.500	12/6/2027	$200,650
473,867	Cornerstone OnDemand, Inc. (1 Month USD LIBOR + 4.250%)	4.394	4/22/2027	476,743
485,000	Research Now Group, Inc. (6 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	12/20/2024	479,180
				1,156,573
	IT SERVICES ― 3.3%
299,250	GlobalLogic Holdings, Inc. (1 Month USD LIBOR + 3.750%, 0.75% Floor)	4.500	9/14/2027	298,876
963,794	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%, 1.00% Floor)	4.000	11/3/2023	963,914
381,728	Salient CRGT, Inc. (6 Month USD LIBOR + 6.500%, 1.00% Floor)	7.500	2/28/2022	367,413
682,860	TierPoint, LLC (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	5/6/2024	681,508
				2,311,711
	MACHINERY ― 3.0%
390,151	Altra Industrial Motion Corp. (1 Month USD LIBOR + 2.000%)	2.147	10/1/2025	390,639
494,911	Patriot Container Corp. (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	3/20/2025	486,042
398,000	Star US Bidco, LLC (1 Month USD LIBOR + 4.250%, 1.00% Floor)	5.250	3/17/2027	391,533
713,985	Titan Acquisition, Ltd. (6 Month USD LIBOR + 3.000%)	3.267	3/28/2025	698,207
149,625	Vertical US Newco, Inc. (6 Month USD LIBOR + 4.250%)	4.567	7/14/2027	150,960
				2,117,381
	MEDIA ― 9.2%
980,000	AppLovin Corp. (1 Month USD LIBOR + 3.500%)	3.647	8/15/2025	979,019
496,875	Castle US Holding Corp. (3 Month USD LIBOR + 3.750%)	4.004	1/29/2027	488,955
247,500	Creative Artists Agency, LLC (1 Month USD LIBOR + 3.750%)	3.897	11/26/2026	245,232
987,500	Diamond Sports Group, LLC (1 Month USD LIBOR + 3.250%)	3.400	8/24/2026	878,874
358,750	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	2.897	11/29/2024	351,575
498,728	Financial & Risk US Holdings, Inc. (1 Month USD LIBOR + 3.250%)	3.397	10/1/2025	498,626
424,821	Gray Television, Inc. (1 Month USD LIBOR + 2.500%)	2.655	1/2/2026	422,697
579,215	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%, 1.00% Floor)	5.750	11/3/2023	515,466
248,750	iHeartCommunications, Inc. (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	5/1/2026	249,683
341,487	Lions Gate Capital Holdings, LLC (1 Month USD LIBOR + 2.250%)	2.397	3/24/2025	337,859
120,585	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 4.250%)	4.397	12/17/2026	120,585
743,120	Terrier Media Buyer, Inc. (1 Month USD LIBOR + 4.250%)	4.397	12/17/2026	745,560
466,018	Univision Communications, Inc. (1 Month USD LIBOR + 3.750%, 1.00% Floor)	4.750	3/13/2026	467,926
200,000	Weld North Education, LLC (1 Month USD LIBOR + 4.000%, 0.75% Floor)	4.750	12/15/2027	199,917
				6,501,974
	METALS & MINING ― 1.2%
225,061	GrafTech Finance, Inc. (1 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	2/12/2025	225,437
394,880	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	3.147	9/20/2024	382,293
242,694	Zekelman Industries, Inc. (1 Month USD LIBOR + 2.000%)	2.143	1/25/2027	241,237
				848,967
	OIL, GAS & CONSUMABLE FUELS ― 2.2%
500,000	Fieldwood Energy, LLC (Prime + 4.250%, 1.00% Floor) (2)	7.500	4/11/2022	117,188
500,000	Fieldwood Energy, LLC (Prime + 8.250%, 1.00% Floor) (2)	11.500	4/11/2023	725
485,057	Northriver Midstream TLB (3 Month USD LIBOR + 3.250%)	3.475	10/1/2025	479,126
987,500	Prairie ECI Acquiror, LP (1 Month USD LIBOR + 4.750%)	4.897	3/11/2026	967,054
				1,564,093
	PHARMACEUTICALS ― 2.3%
688,646	Alvogen Pharma U.S., Inc. (6 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	12/29/2023	662,246
987,339	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	3.688	5/5/2025	965,228
				1,627,474
	PROFESSIONAL SERVICES ― 1.4%
958,926	IG Investments Holdings, LLC (3 Month USD LIBOR + 4.000%, 1.00% Floor)	5.000	5/23/2025	958,447

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)
Principal		Current
Amount		Rate	Maturity	Value
	REAL ESTATE MANAGEMENT AND DEVELOPMENT ― 1.0%
$735,070	Cushman & Wakefield U.S. Borrower, LLC (1 Month USD LIBOR + 2.750%)	2.897	8/21/2025	$723,952

	ROAD & RAIL ― 1.0%
723,388	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%, 1.00% Floor)	6.500	8/18/2022	717,662

	SOFTWARE ― 5.4%
982,500	Athenahealth, Inc. (1 Month USD LIBOR + 4.500%)	4.648	2/11/2026	983,728
488,722	Brave Parent Holdings, Inc. (1 Month USD LIBOR + 4.000%)	4.147	4/18/2025	486,889
250,000	LogMeIn, Inc. (1 Month USD LIBOR + 4.750%)	4.903	8/31/2027	249,689
975,000	Mavenir Systems, Inc. (3 Month USD LIBOR + 6.000%, 1.00% Floor)	7.000	5/8/2025	973,172
612,471	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%, 1.00% Floor)	4.500	4/26/2024	608,385
496,250	VS Buyer, LLC (1 Month USD LIBOR + 3.250%)	3.397	2/26/2027	495,319
				3,797,182
	SPECIALTY RETAIL ― 6.3%
90,875	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%, 0.75% Floor)(2)	5.250	8/22/2022	18,402
62,852	Ascena Retail Group, Inc. (3 Month USD LIBOR + 4.500%, 0.75% Floor)(2)	5.250	8/22/2022	12,728
488,791	Aspen Dental Management, Inc. (1 Month USD LIBOR + 2.750%)	2.897	4/30/2025	481,853
977,273	Bass Pro Group, LLC (1 Month USD LIBOR + 5.000%, 0.75% Floor)	5.750	9/25/2024	981,988
282,558	EG America, LLC (3 Month USD LIBOR + 4.000%)	4.254	2/6/2025	280,052
250,000	Harbor Freight Tools USA, Inc. (1 Month USD LIBOR + 3.250%, 0.75% Floor)	4.000	10/19/2027	250,455
785,358	Heartland Dental, LLC (1 Month USD LIBOR + 3.500%)	3.647	4/30/2025	767,931
900,000	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%, 1.00% Floor)	7.000	5/1/2023	897,187
333,115	Talbots, Inc./The (3 Month USD LIBOR + 7.000%, 1.00% Floor)	7.254	11/28/2022	252,612
471,494	Western Dental Services, Inc. (3 Month USD LIBOR + 5.250%, 1.00% Floor)	6.250	6/30/2023	451,456
				4,394,664
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS ― 2.2%
249,375	1a Smart Start, Inc. (3 Month USD LIBOR + 4.750%, 1.00% Floor)	5.750	8/19/2027	250,259
733,125	LTI Holdings, Inc. (1 Month USD LIBOR + 3.500%)	3.647	9/8/2025	714,079
593,939	Sonicwall US Holdings, Inc. (3 Month USD LIBOR + 3.500%)	3.724	5/16/2025	585,030
				1,549,368

	TOTAL BANK LOANS (Cost $70,502,960)			$68,915,459

Shares
	COMMON STOCK ― 0.2%
	CONSTRUCTION & ENGINEERING ― 0.2%
53,218	Mcdermott International Ltd. (4)			43,107

	TOTAL COMMON STOCK (Cost $467,382)			$43,107

	SHORT TERM INVESTMENT ― 2.1%
1,488,126	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 0.030% (5)			1,488,126
	TOTAL SHORT TERM INVESTMENT (Cost $1,488,126)			$1,488,126

	TOTAL INVESTMENTS ― 100.1% (Cost $72,458,468)			70,446,692
	Liabilities in Excess of Other Assets ― (0.1)%			(101,015)
	TOTAL NET ASSETS ― 100.0%			$70,345,677

Ziegler Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)(Continued)

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Defaulted security.
(3) Unfunded or partially unfunded loan commitment. Principal pledged has not been drawn.
(4) Non income producing.
(5) Rate quoted is seven-day yield at period end.

The S&P’s industry classification was developed by and/or is the exclusive property of the Standard & Poor's Financial Services, LLC ("S&P")
and has been licensed for use by Ziegler Capital Management, LLC.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2020 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Senior Floating Rate Fund
Schedule of Investments (Continued)
December 31, 2020 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of December 31, 2020:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$68,915,459	$-	$68,915,459
Common Stock	43,107	-	-	43,107
Short-Term Investment	1,488,126	-	-	1,488,126
Total	$1,531,233	$68,915,459	$-	$70,446,692

See the Schedule of Investments for further detail of investment classifications.